Financial Instruments (Tables)	3 Months Ended
Sep. 30, 2015
Financial Instruments [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	September 30, 2015
Liability	Level 1	Level 2	Level 3
Derivative liability	-	2,954,986	-

	June 30, 2015
	(as restated)
Liability	Level 1	Level 2	Level 3
Derivative liability	-	2,364,381	-